Taxes on Income - Tax Rate Reconciliation (Detail)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Income Taxes [Line Items]
U.S. statutory income tax rate	35.00%		35.00%		35.00%
Taxation of non-U.S. operations	(3.30%)	[1]	2.20%	[1]	(9.40%)	[1]
Resolution of certain tax positions	(2.70%)	[2]	(26.40%)	[2]
Sales of biopharmaceutical companies	0.20%	[3]			(5.10%)	[3]
U.S. Healthcare Legislation	0.70%	[3]	2.80%	[3]
U.S. research tax credit and manufacturing deduction	(0.90%)		(2.30%)		(1.30%)
Legal settlements			0.40%	[3]	(1.60%)	[3]
Acquired IPR&D			0.50%	[4]	0.20%	[4]
Wyeth acquisition-related costs			0.50%	[3]	2.40%	[3]
All other-net	2.50%		(1.20%)		(0.10%)
Effective tax rate for income from continuing operations	31.50%		11.50%		20.10%

[1]	For taxation of non-U.S. operations, this rate impact reflects the fact that we operate manufacturing subsidiaries in Puerto Rico, Ireland, and Singapore. We benefit from a Puerto Rican incentive grant that expires in 2029. Under the grant, we are partially exempt from income, property and municipal taxes. In Ireland, we benefited from an incentive tax rate effective through 2010 on income from manufacturing operations. In Singapore, we benefit from incentive tax rates effective through 2031 on income from manufacturing operations. The rate impact also reflects the jurisdictional location of earnings, the costs of certain repatriation decisions and uncertain tax positions.
[2]	For a discussion about the resolution of certain tax positions, see Note 5D. Taxes on Income: Tax Contingencies.
[3]	For a discussion about the sales of the biopharmaceutical companies, the impact of U.S. Healthcare Legislation, legal settlements and Wyeth acquisition related costs, see Note 5A. Taxes on Income: Taxes on Income.
[4]	The charges for acquired IPR&D are primarily not deductible for tax purposes.